Loans and Allowance for Loan Losses - Balance in the allowance for loan losses and the recorded investment in loans based on portfolio segment and impairment method (Details 1) (Loans Receivable, USD $)
	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Allowance for loan losses:
Balance, beginning of year	$ 3,339,464	$ 3,296,607
Provision charged to expense	170,000	490,000
Losses charged off	(292,325)	(585,546)
Recoveries	189,295	138,403
Balance, end of year	3,406,434	3,339,464
Allowance for loan losses, individually evaluated for impairment, ending balance	882,423	879,141
Allowance for loan losses, collectively evaluated for impairment, ending balance	2,524,011	2,460,323
Loans:
Loans receivable gross	184,054,541	177,086,150
Loans, individually evaluated for impairment, ending balance	2,929,969	2,743,210
Loans, collectively evaluated for impairment, ending balance	181,124,572	174,342,940
1-4 family
Allowance for loan losses:
Balance, beginning of year	741,029	697,223
Provision charged to expense	261,492	99,055
Losses charged off	(162,448)	(82,192)
Recoveries	16,071	26,943
Balance, end of year	856,144	741,029
Allowance for loan losses, individually evaluated for impairment, ending balance
Allowance for loan losses, collectively evaluated for impairment, ending balance	856,144	741,029
Loans:
Loans receivable gross	44,286,657	41,386,147
Loans, individually evaluated for impairment, ending balance	563,524	339,513
Loans, collectively evaluated for impairment, ending balance	43,723,133	41,046,634
Commercial Real Estate
Allowance for loan losses:
Balance, beginning of year	828,873	1,107,585
Provision charged to expense	(218,949)	(11,157)
Losses charged off		(356,270)
Recoveries	135,836	88,715
Balance, end of year	745,760	828,873
Allowance for loan losses, individually evaluated for impairment, ending balance	248,857	262,177
Allowance for loan losses, collectively evaluated for impairment, ending balance	496,903	566,696
Loans:
Loans receivable gross	38,920,692	30,973,177
Loans, individually evaluated for impairment, ending balance	1,531,078	1,603,956
Loans, collectively evaluated for impairment, ending balance	37,389,614	29,369,221
Agricultural Real Estate
Allowance for loan losses:
Balance, beginning of year	149,568	115,154
Provision charged to expense	25,460	34,414
Losses charged off
Recoveries
Balance, end of year	175,028	149,568
Allowance for loan losses, individually evaluated for impairment, ending balance
Allowance for loan losses, collectively evaluated for impairment, ending balance	175,028	149,568
Loans:
Loans receivable gross	35,005,662	37,392,116
Loans, individually evaluated for impairment, ending balance
Loans, collectively evaluated for impairment, ending balance	35,005,662	37,392,116
Commercial
Allowance for loan losses:
Balance, beginning of year	934,251	711,864
Provision charged to expense	92,597	219,102
Losses charged off
Recoveries	7,341	3,285
Balance, end of year	1,034,189	934,251
Allowance for loan losses, individually evaluated for impairment, ending balance	622,730	610,779
Allowance for loan losses, collectively evaluated for impairment, ending balance	411,459	323,472
Loans:
Loans receivable gross	29,946,928	29,046,437
Loans, individually evaluated for impairment, ending balance	662,730	728,672
Loans, collectively evaluated for impairment, ending balance	29,284,198	28,317,765
Agricultural
Allowance for loan losses:
Balance, beginning of year	43,930	58,428
Provision charged to expense	8,868	(14,498)
Losses charged off
Recoveries
Balance, end of year	52,798	43,930
Allowance for loan losses, individually evaluated for impairment, ending balance
Allowance for loan losses, collectively evaluated for impairment, ending balance	52,798	43,930
Loans:
Loans receivable gross	10,559,593	10,982,491
Loans, individually evaluated for impairment, ending balance
Loans, collectively evaluated for impairment, ending balance	10,559,593	10,982,491
Home equity
Allowance for loan losses:
Balance, beginning of year	328,996	309,409
Provision charged to expense	(78,628)	86,076
Losses charged off	(63,410)	(80,126)
Recoveries	15,035	13,637
Balance, end of year	201,993	328,996
Allowance for loan losses, individually evaluated for impairment, ending balance
Allowance for loan losses, collectively evaluated for impairment, ending balance	201,993	328,996
Loans:
Loans receivable gross	11,729,112	12,733,963
Loans, individually evaluated for impairment, ending balance	71,548	56,677
Loans, collectively evaluated for impairment, ending balance	11,657,564	12,677,286
Consumer
Allowance for loan losses:
Balance, beginning of year	151,474	138,385
Provision charged to expense	84,829	74,224
Losses charged off	(66,467)	(66,958)
Recoveries	15,012	5,823
Balance, end of year	184,848	151,474
Allowance for loan losses, individually evaluated for impairment, ending balance	10,836	6,185
Allowance for loan losses, collectively evaluated for impairment, ending balance	174,012	145,289
Loans:
Loans receivable gross	13,605,897	14,571,819
Loans, individually evaluated for impairment, ending balance	101,089	14,392
Loans, collectively evaluated for impairment, ending balance	13,504,808	14,557,427
Unallocated
Allowance for loan losses:
Balance, beginning of year	161,343	158,559
Provision charged to expense	(5,669)	2,784
Losses charged off
Recoveries
Balance, end of year	155,674	161,343
Allowance for loan losses, individually evaluated for impairment, ending balance
Allowance for loan losses, collectively evaluated for impairment, ending balance	155,674	161,343
Loans:
Loans receivable gross
Loans, individually evaluated for impairment, ending balance
Loans, collectively evaluated for impairment, ending balance